Earnings Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Net (loss) income attributable to the Company’s ordinary shareholders (in Yuan Renminbi)	¥ 49,984	$ 6,848	¥ (140,190)	¥ (594,741)
Weighted average shares Outstanding - Basic (in Shares)	235,499,660	235,499,660	235,499,660	233,237,695
Dilutive securities -Unexercised share options (in Shares)	404,607	404,607
Weighted average shares outstanding – fully diluted (in Shares)	235,904,267	235,904,267	235,499,660	233,237,695
Earnings (loss) per share - Basic | (per share)	¥ 0.21	$ 0.03	¥ (0.6)	¥ (2.55)
Earnings (loss) per share – fully diluted | (per share)	0.21	0.03	(0.6)	(2.55)
American Depositary Shares [Member]
Schedule of Basic and Diluted Earnings (Loss) Per Share [Line Items]
Earnings (loss) per share - Basic | (per share)	4.24	0.58	(11.91)	(51)
Earnings (loss) per share – fully diluted | (per share)	¥ 4.24	$ 0.58	¥ (11.91)	¥ (51)